Submission	Aug. 13, 2026
Submission [Line Items]
Central Index Key	0001703057
Registrant Name	AbCellera Biologics Inc.
Registration File Number	333-285367
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES